5a. INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details Narrative
NOL carryforwards	$ 79,300	$ 28,000
NOL carryforwards available through	Dec. 31, 2035